Stockholders’ / Partners Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Stockholders’ / Partners Deficit

NOTE 6: STOCKHOLDERS’ DEFICIT

On September 2, 1998, the Company was formed as Sikkatech Inc with common stock (without par value) authorizing a total of 1,000 shares. Of this pool the founders bought shares as follows for a total of $3,000:

Ajay Sikka: 100 shares @ $10 each

Dharam V Sikka: 100 shares @ $10 each

Virandra Sikka: 100 shares @ $10 each

The Company changed its name to IndiaHQ Solutions, Inc. and filed amended articles and bylaws on September 26, 2000. These revisions authorized 60,000,000 Common shares and 40,000,000 Preferred shares, with no par value. On June 3, 2002, the Company further went on to designate 5,000,000 of the 40,000,000 shares of preferred stock as Series A Convertible Preferred Stock (“Series A Preferred”).

The Series A Convertible Preferred Stock shall have the relative powers, preferences and rights, and qualifications, limitations and restrictions as follows:

Dividends – Except as otherwise provided by law, the Series A Preferred shall not be entitled to any dividends.

Liquidation Preference – In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A Preferred shall be entitled to receive, subject to the prior preferences and rights of any class of stock that has higher ranking and before any payment shall be made in respect of the Company’s common stock or other junior stock, by reason of their ownership thereof, an amount equal to $0.12640 per share, for each share of Series A Preferred then held by them.

Voting – The holder of each share of Series A Preferred shall be entitled to the number of votes equal to the number of common stock into which such share of Series A Preferred could then be converted.

Conversion – Automatic conversion upon the earlier of (i) the effectiveness of the sale of the Company’s common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended, of at least $20,000,000, or (ii) a sale of all or substantially all of the common stock or assets of the Company. The conversion price shall initially be $0.12640 per share for the Series A Preferred.

The Company subsequently changed its name to Ci2i Services, Inc. on May 24, 2004.

The Company has issued a total of 15,162,561 common shares and 1,494,042 preferred shares, all of which are Series A Preferred, between 2000 and 2008, for a total of $4,490 when the Company had no value. The cash amounts were mostly at par value.

NOTE 6: STOCKHOLDERS’ DEFICIT

On September 2, 1998, the Company was formed as Sikkatech Inc with common stock (without par value) authorizing a total of 1,000 shares. Of this pool the founders bought shares as follows for a total of $3,000:

Ajay Sikka: 100 shares @ $10 each

Dharam V Sikka: 100 shares @ $10 each

Virandra Sikka: 100 shares @ $10 each

The Company changed its name to IndiaHQ Solutions, Inc. and filed amended articles and bylaws on September 26, 2000. These revisions authorized 60,000,000 Common shares and 40,000,000 Preferred shares, with no par value. On June 3, 2002, the Company further went on to designate 5,000,000 of the 40,000,000 shares of preferred stock as Series A Convertible Preferred Stock (“Series A Preferred”).

The Series A Convertible Preferred Stock shall have the relative powers, preferences and rights, and qualifications, limitations and restrictions as follows:

Dividends – Except as otherwise provided by law, the Series A Preferred shall not be entitled to any dividends.

Liquidation Preference – In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A Preferred shall be entitled to receive, subject to the prior preferences and rights of any class of stock that has higher ranking and before any payment shall be made in respect of the Company’s common stock or other junior stock, by reason of their ownership thereof, an amount equal to $0.12640 per share, for each share of Series A Preferred then held by them.

Voting – The holder of each share of Series A Preferred shall be entitled to the number of votes equal to the number of common stock into which such share of Series A Preferred could then be converted.

Conversion – Automatic conversion upon the earlier of (i) the effectiveness of the sale of the Company’s common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, as amended, of at least $20,000,000, or (ii) a sale of all or substantially all of the common stock or assets of the Company. The conversion price shall initially be $0.12640 per share for the Series A Preferred.

The Company subsequently changed its name to Ci2i Services, Inc. on May 24, 2004.

The Company has issued a total of 15,162,561 common shares and 1,494,042 preferred shares, all of which are Series A Preferred, between 2000 and 2008, for a total of $4,490 when the Company had no value. The cash amounts were mostly at par value.

Omnim2m, Inc [Member]
Stockholders’ / Partners Deficit

NOTE 4: STOCKHOLDERS’/PARTNERS DEFICIT

On May 27, 2014, OmniM2M LLC was formed, and authorized to issue 100,000,000 common units. For purposes of disclosure, units and shares are used synonymously due to the conversion from an LLC to a “C” corporation in 2016.

The Company has the authorization to issue up to 1,500,000 of preferred units (“Series Seed Preferred Units”), and 98,500,000 common units, each with a par value of $0.00001.

In June and July, 2014, the Company issued 948,000 common units for $185,000.

In 2015, the Company issued 29,070 common units for $50,000 to a shareholder of the Company to convert a portion of his loan, and 103,200 common units for $176,194.

In 2015, there were 150,000 preferred units issued to a shareholder of the Company for $287,115 to convert a portion of his loan, and 245,549 preferred units sold for $470,003.

The Series Seed Preferred units were incorporated with 1,500,000 units with a par value of $0.00001.

General Preferences and Rights - The Series Seed Preferred Members of the Company are entitled, to the fullest extent applicable, to all rights, privileges, and preferences applicable to Series Seed Preferred Members of the Company generally.

Liquidation - In the event of a liquidation, Series Seed Preferred Units shall be entitled to receive, in preference to the common units of the Company, liquidating distributions upon the occurrence of a liquidation, in the amount equal to one times (1x) the original capital contribution for such Series Seed Preferred units. In the event of a liquidation, after satisfying all creditors of the Company, Series Seed Preferred Unit holders will then have their distributions, followed by the common holders.

On January 1, 2016, OmniM2M LLC was converted into a “C” Corporation, and all the Units were converted to Shares.

In 2016, the Company issued an additional 7,837 preferred shares for $15,000.

As of June 30, 2017 and December 31, 2016, the Company has 403,386 preferred shares and 1,080,270 common shares issued and outstanding.

NOTE 4: STOCKHOLDERS’/PARTNERS DEFICIT

On May 27, 2014, OmniM2M LLC was formed, and authorized to issue 100,000,000 common units. For purposes of disclosure, units and shares are used synonymously due to the conversion from an LLC to a “C” corporation in 2016.

The Company has the authorization to issue up to 1,500,000 of preferred units (“Series Seed Preferred Units”), and 98,500,000 common units, each with a par value of $0.00001.

In June and July, 2014, the Company issued 948,000 common units for $185,000.

In 2015, the Company issued 29,070 common units for $50,000 to a shareholder of the Company to convert a portion of his loan, and 103,200 common units for $176,194.

In 2015, there were 150,000 preferred units issued to a shareholder of the Company for $287,115 to convert a portion of his loan, and 245,549 preferred units sold for $470,003.

The Series Seed Preferred units were incorporated with 1,500,000 units with a par value of $0.00001.

General Preferences and Rights - The Series Seed Preferred Members of the Company are entitled, to the fullest extent applicable, to all rights, privileges, and preferences applicable to Series Seed Preferred Members of the Company generally.

Liquidation - In the event of a liquidation, Series Seed Preferred Units shall be entitled to receive, in preference to the common units of the Company, liquidating distributions upon the occurrence of a liquidation, in the amount equal to one times (1x) the original capital contribution for such Series Seed Preferred units. In the event of a liquidation, after satisfying all creditors of the Company, Series Seed Preferred Unit holders will then have their distributions, followed by the common holders.

On January 1, 2016, OmniM2M LLC was converted into a “C” Corporation, and all the Units were converted to Shares.

In 2016, the Company issued an additional 7,837 preferred shares for $15,000.

As of December 31, 2016, the Company has 403,386 preferred shares and 1,080,270 common shares issued and outstanding.